Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended		13 Months Ended	18 Months Ended	19 Months Ended	24 Months Ended	25 Months Ended	30 Months Ended	31 Months Ended	36 Months Ended	37 Months Ended
	Oct. 03, 2022	Sep. 06, 2022	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2023	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2025
C000237818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value		$ 10,000	$ 9,762		$ 10,140			$ 10,084		$ 10,602		$ 11,112		$ 11,196		$ 11,636
C000237820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value	$ 10,000			$ 10,304			$ 10,190		$ 10,700		$ 11,006		$ 10,962		$ 11,214
C000237822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value	10,000			10,326			10,180		10,702		11,040		11,053		11,337
Bloomberg Intermediate U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value		9,950.408197	9,730.543526		10,110.63421			9,944.913655		10,382.68826		10,884.53729		10,969.65578		11,321.03429
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 9,910.99	$ 9,588.08		$ 10,057			$ 9,649.87		$ 10,227.76		$ 10,766.21		$ 10,726.83		$ 11,076.68
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	10,000			10,700			10,266		11,034		11,331		11,169		11,489
Bloomberg California Municipal Inter Short 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg California Municipal Inter-Short (1-10 Year) Index
Accumulated Value	10,000			10,454			10,200		10,666		10,924		10,879		11,282
Bloomberg Municipal Inter Short 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Inter-Short (1-10 Year) Index
Accumulated Value	$ 10,000			$ 10,476			$ 10,216		$ 10,693		$ 10,950		$ 10,941		$ 11,310